N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001233681
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BLACKROCK Ltd DURATION INCOME TRUST
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”)
investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•	senior, secured floating rate loans made to corporate and other business entities; and
•
U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low
Closing Market Price	$12.65	$16.85	(24.93)%	$16.85	$12.16
Net Asset Value	13.49	16.44	(17.94)	16.44	13.49

Lowest Price or Bid		$ 12.16
Highest Price or Bid		16.85
Lowest Price or Bid, NAV		13.49
Highest Price or Bid, NAV		16.44
Latest Share Price		12.65	$ 16.85
Latest NAV		$ 13.49	$ 16.44
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		35,711,253